Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Retail Class | Transamerica International Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Class I2 | Transamerica International Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *